UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices)(Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | FEBRUARY 29, 2016 (UNAUDITED)

	Shares	Market Value

Master Limited Partnerships – 86.25%

Master Limited Partnerships – Common Stocks 86.15%

Diversified Metals & Mining 0.65%
Hi-Crush Partners LP	466,662	$1,829,315

Oil & Gas Equipment & Services 2.76%
Archrock Partners LP	75,572	516,913
USA Compression Partners LP	810,804	7,313,452

		7,830,365

Oil & Gas Exploration & Production 0.05%
Memorial Production Partners LP	72,893	143,599

Oil & Gas Refining, Marketing & Transportation 4.44%
AmeriGas Partners LP	52,780	2,151,841
Calumet Specialty Products Partners LP	352,709	3,424,804
Ferrellgas Partners LP	53,994	1,001,049
Northern Tier Energy LP	245,535	5,588,377
Suburban Propane Partners LP	15,366	412,423

		12,578,494

Oil & Gas Storage & Transportation 78.25%
American Midstream Partners LP	38,694	196,566
Antero Midstream Partners LP	370,800	8,239,176
Azure Midstream Partners LP	156,942	236,982
Blueknight Energy Partners LP	222,955	1,103,627
Buckeye Partners LP	107,060	6,890,382
Cheniere Energy Partners LP	312,761	8,278,784
Cone Midstream Partners LP	726,929	7,807,217
DCP Midstream Partners LP	139,522	2,708,122
Dominion Midstream Partners LP	310,977	9,447,481
Dynagas LNG Partners LP	37,500	348,375
Enable Midstream Partners LP	36,829	213,608
Enbridge Energy Partners LP	217,380	3,604,160
Energy Transfer Partners LP	347,977	9,280,547
EnLink Midstream Partners LP	409,439	3,758,650
Enterprise Products Partners LP	502,124	11,734,638
EQT GP Holdings LP	25,089	598,874
EQT Midstream Partners LP	96,815	6,934,858
Genesis Energy LP	251,052	6,429,442
Global Partners LP	65,097	852,771
Golar LNG Partners LP	172,314	2,515,784
Holly Energy Partners LP	89,363	2,625,485
Magellan Midstream Partners LP	189,820	12,828,036
Martin Midstream Partners LP	59,619	922,306
Midcoast Energy Partners LP	141,241	597,449

See accompanying notes which are an integral part of this schedule of investments

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS (CONT.) | FEBRUARY 29, 2016 (UNAUDITED)

	Shares	Market Value

Oil & Gas Storage & Transportation 78.25% (cont.)
MPLX LP	424,443	$11,010,051
NGL Energy Partners LP	306,468	2,479,326
NuStar Energy LP	66,271	2,321,473
Phillips 66 Partners LP	154,027	9,283,207
Plains All American Pipeline LP	227,439	4,871,743
Rice Midstream Partners LP	653,000	8,652,250
Rose Rock Midstream LP	6,710	67,033
Shell Midstream Partners LP	210,493	7,483,026
Southcross Energy Partners LP	369,572	210,656
Spectra Energy Partners LP	303,545	14,057,169
Sprague Resources LP	217,863	3,867,068
Summit Midstream Partners LP	32,408	408,989
Sunoco Logistics Partners LP	345,000	8,500,800
Sunoco LP	156,282	4,696,274
Tallgrass Energy Partners LP	133,542	4,676,641
TC PipeLines LP	70,454	3,118,999
Teekay LNG Partners LP	86,506	884,956
Tesoro Logistics LP	149,445	6,234,845
Valero Energy Partners LP	161,640	7,529,191
Western Gas Equity Partners LP	18,047	532,387
Western Gas Partners LP	185,909	7,289,492
Williams Partners LP	266,187	5,249,208

		221,578,104

Total Master Limited Partnerships – Common Stocks (Cost $346,387,457)		243,959,877

Master Limited Partnerships – Preferred Stocks 0.10%

Oil & Gas Storage & Transportation 0.10%
Dynagas LNG Partners LP, Series A, 9.00%	16,350	285,798

Total Master Limited Partnerships – Preferred Stocks (Cost $353,909)		285,798

See accompanying notes which are an integral part of this schedule of investments

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS (CONT.) | FEBRUARY 29, 2016 (UNAUDITED)

	Shares	Market Value

Common Stocks 9.76%

Integrated Oil & Gas 1.22%
Occidental Petroleum Corp.	50,000	$3,441,000

Oil & Gas Equipment & Services 0.07%
Archrock, Inc.	50,000	199,500

Oil & Gas Exploration & Production 0.19%
California Resources Corp.	4,371	2,457
Marathon Oil Corp.	64,650	530,777

		533,234
Oil & Gas Refining & Marketing 1.06%
Marathon Petroleum Corp.	30,750	1,053,188
Valero Energy Corp.	32,450	1,949,596

		3,002,784
Oil & Gas Refining, Marketing & Transportation 1.61%
Phillips 66	35,587	2,825,252
UGI Corp.	47,200	1,744,512

		4,569,764
Oil & Gas Storage & Transportation 4.30%
Enbridge Energy Management LLC *	1	17
Enbridge, Inc.	22,829	806,320
Golar LNG Ltd.	93,722	1,717,924
Kinder Morgan, Inc.	340,974	6,168,220
Targa Resources Corp.	129,137	3,471,195

		12,163,676
Real Estate Investment Trusts 1.31%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	211,301	3,721,011

Total Common Stocks (Cost $30,608,255)		27,630,969

Corporate Bonds 0.06%

Oil & Gas Exploration & Production 0.06%
Linn Energy Finance Corp., 6.25%, 11/1/19	1,000,000	47,500
Linn Energy Finance Corp., 7.75%, 2/1/21	1,425,000	62,344
VNR Finance Corp., 7.88%, 4/1/20	500,000	57,500
Total Corporate Bonds (Cost $1,849,633)		167,344

See accompanying notes which are an integral part of this schedule of investments

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS (CONT.) | FEBRUARY 29, 2016 (UNAUDITED)

	Shares	Market Value

Money Market 5.75%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.39% (a)	16,290,928	$16,290,928

Total Money Market (Cost $16,290,928)		16,290,928

Total Investments – 101.82% (Cost $395,490,182)		288,334,916

Written Call Options – (0.00)% (Premiums Received $132,456)		(4,650)
Liabilities in Excess of Other Assets – (1.82)%		(5,146,473)

NET ASSETS – 100.00%		283,183,793

(a)	Rate disclosed is the seven day yield as of February 29, 2016.

LP – Limited Partnership

* Non-income producing security.

At February 29, 2016, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$3,498,796
Gross unrealized depreciation	(110,312,257)

Net unrealized depreciation	$(106,813,461)

Aggregate cost of securities for income tax purposes	$395,148,377

See accompanying notes which are an integral part of this schedule of investments

SCHEDULE OF WRITTEN OPTIONS | FEBRUARY 29, 2016 (UNAUDITED)

	Outstanding Contracts	Market Value

Written Call Options (0.00)%

Oil & Gas Storage & Transportation (0.00)%
Targa Resources Partners LP/March 2016/Strike Price $35.00 (a)*	(500)	$(1,550)
Targa Resources Partners LP/March 2016/Strike Price $36.00 (a)*	(500)	(3,100)

		(4,650)
Total Written Call Options – (0.00)% (Premiums Received $132,456)		$(4,650)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS FEBRUARY 29, 2016 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS FEBRUARY 29, 2016 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of February 29, 2016 is as follows:

	Value Inputs
	Level 1	Level 2	Level 3	Totals
Assets
Common Stocks*	$271,590,846	$—	$—	$271,590,846
Preferred Stocks	285,798	—	—	285,798
Corporate Bonds	—	167,344	—	167,344
Money Market Securities	16,290,928	—	—	16,290,928

Total	$288,167,572	$167,344	$—	$288,334,916

Liabilities
Written Call Options	$(4,650)	$—	$—	$(4,650)

Total	$(4,650)	$—	$—	$(4,650)

*	Refer to Schedule of Investments for industry classifications.

The Fund did not have any transfers between levels during the period ended February 29, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By
/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	4/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	4/27/2016

By
/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	4/27/2016